Intangible Assets - Sensitivity of VIU Changes to Current Assumptions (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of Goodwill [table]
Carrying value	£ 6,758
Value in use	8,602
Headroom	£ 1,844
Increase in post tax discount rate	239.00%
Decrease in cash flows	22.00%